Note 7 - Party-In-Interest Transactions (Details Textual) - EBP 91-0369590 002 [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 19,757,534	$ 17,597,182
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	95,892
EBP, Note Receivable from Participant	345,027	$ 350,427
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 23,431
Common Stock [Member]
EBP, Investment, Number of Shares (in shares)	33,814	40,969
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 260,369	$ 396,988